Reserves (Details) $ / shares in Units, MT in Millions	12 Months Ended
	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2026 AUD ($) $ / shares shares	Jun. 30, 2026 AUD ($) t shares	Jun. 30, 2026 AUD ($) oz shares	Jun. 30, 2026 AUD ($) MT shares	Jun. 30, 2025 $ / shares shares	Jul. 29, 2025 shares
Reserves [Line Items]
Total number of shares issued | shares	383,021,830	383,021,830	383,021,830	383,021,830	383,021,830	383,021,830	383,021,830	1,361,367,516	444,812,889
Expected volatility rate			100.00%
Weighted average share price per share								$ 0.4
Trading Day	10 days
Vest upon remaining period	13 months
Vest upon remaining engaged | shares	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Price per share				$ 0.12
Assets at a value | $	$ 150,000,000	$ 150,000,000	$ 150,000,000	$ 150,000,000	$ 150,000,000	$ 150,000,000	$ 150,000,000
Tranche A [Member]
Reserves [Line Items]
Weighted average share price per share				$ 0.08
Quasi-debt funding | $	20,000,000	20,000,000	20,000,000	$ 20,000,000	20,000,000	20,000,000	20,000,000
Offer value of assets | $		90,000,000
Tranche B [Member]
Reserves [Line Items]
Weighted average share price per share				$ 0.12
Quasi-debt funding | $	$ 40,000,000	40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000
Offer value of assets | $		$ 150,000,000
Tranche G [Member]
Reserves [Line Items]
Weighted average share price per share				$ 0.2
Tranche H [Member]
Reserves [Line Items]
Inferred mineral resource contained gold					15,600,000	1,000,000
Inferred mineral resource contained antimony					100,000		10,000,000
Inferred mineral resource contained tungsten | t					10,000
Percentage of inferred mineral resource contained antimony			0.50%
Tranche I [Member]
Reserves [Line Items]
Vest upon remaining period	13 months
Vest upon remaining engaged | shares	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000
Tranche J [Member]
Reserves [Line Items]
Quasi-debt funding | $	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Tranche J [Member] | Bottom of range [member]
Reserves [Line Items]
Quasi-debt funding | $	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000
Tranche K [Member]
Reserves [Line Items]
Weighted average share price per share				$ 0.11
Inferred mineral resource contained gold | oz						1,500,000
Tranche N [Member]
Reserves [Line Items]
Inferred mineral resource contained antimony | t					300
Ordinary Shares [member] | Tranche B [Member]
Reserves [Line Items]
Weighted average share price per share				0.1
VWAP [member]
Reserves [Line Items]
Trading Day	20 days
VWAP [member] | Tranche C [Member]
Reserves [Line Items]
Weighted average share price per share				0.1
VWAP [member] | Tranche D [Member]
Reserves [Line Items]
Weighted average share price per share				0.15
VWAP [member] | Tranche E [Member]
Reserves [Line Items]
Weighted average share price per share				0.2
VWAP [member] | Tranche F [Member]
Reserves [Line Items]
Weighted average share price per share				0.25
VWAP [member] | Tranche H [Member]
Reserves [Line Items]
Weighted average share price per share				$ 0.1
Share Options [Member]
Reserves [Line Items]
Total number of shares issued | shares	383,021,830	383,021,830	383,021,830	383,021,830	383,021,830	383,021,830	383,021,830
Share Options [Member] | Tranche H [Member]
Reserves [Line Items]
Percentage of inferred mineral resource contained antimony			1.00%
Performance Rights [Member]
Reserves [Line Items]
Total number of shares issued | shares	612,550,000	612,550,000	612,550,000	612,550,000	612,550,000	612,550,000	612,550,000
Scheme of Arrangement [Member] | Tranche A [Member]
Reserves [Line Items]
Weighted average share price per share				$ 0.09